Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. For further information concerning the Company’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, please see the “Executive Compensation—Compensation Discussion and Analysis” section of this Proxy Statement.
Pay vs. Performance Table

	Summary Comp Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Comp Table Total for Non- PEO NEOs(2)	Average Compensation Actually Paid to Non- PEO NEOs(4)	Value of initial fixed $100 investment based on		Net Income (Loss) (in millions)(7)	Company Selected Measure: Annual NGS ARR (in billions)(8)
Year(1)					Company TSR(5)	Peer Group TSR(6)
2026	$80,270,519	$813,879,588	$16,053,492	$100,647,684	$498.93	$252.91	$306.6	9.1
2025	$99,736,336	$267,474,290	$23,541,480	$61,685,286	$261.02	$200.37	$1,133.9	5.6
2024	$58,036,875	$105,275,811	$16,323,792	$14,485,907	$244.13	$162.04	$2,577.6	4.2
2023	$151,425,203	$266,368,755	$12,145,914	$31,768,696	$187.92	$119.86	$439.7	3.0
2022	$10,410,477	$208,514,831	$8,058,186	$56,805,285	$125.07	$94.49	$-267.0	1.9

Company Selected Measure Name	NGS ARR
Named Executive Officers, Footnote	During each of the years presented, our PEO was Nikesh Arora. During each of the years presented, our non-PEO NEOs were Dipak Golechha, William “BJ” Jenkins, Lee Klarich, and Nir Zuk.
Peer Group Issuers, Footnote	Pursuant to Item 402(v) of Regulation S-K, assumes $100 was invested on July 31, 2021 in the stocks represented by the peer group and reinvestment of dividends. The peer group consists of the S&P 500 Information Technology Index, an independently prepared index, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended July 31, 2026.
PEO Total Compensation Amount	$ 80,270,519	$ 99,736,336	$ 58,036,875	$ 151,425,203	$ 10,410,477
PEO Actually Paid Compensation Amount	$ 813,879,588	267,474,290	105,275,811	266,368,755	208,514,831
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth the adjustments made during our fiscal 2026 presented in the table to calculate the “Compensation Actually Paid” to our PEO, Mr. Arora, for fiscal 2026.
PEO

2026
Total Reported in SCT for the covered fiscal year	$80,270,519
Less, grant date fair value of equity awards reported in SCT for the covered fiscal year	(75,937,806)
Plus, fair value (as of the end of the covered fiscal year) of equity awards granted in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year, computed in accordance with ASC Topic 718	325,831,336
Plus, change in fair value (from the end of the prior fiscal year to the end of the covered fiscal year) of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, computed in accordance with ASC Topic 718	428,091,764
Plus, fair value (as of the vesting date) of equity awards that are granted and vested in the covered fiscal year, computed in accordance with ASC Topic 718	-
Plus, change in fair value (from the end of the prior fiscal year to the vesting date) of equity awards granted in any prior fiscal year that vested in the covered fiscal year, computed in accordance with ASC Topic 718	55,623,775
Less, fair value (as of the end of the prior fiscal year) of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year, computed in accordance with ASC Topic 718	-
Total Adjustments	733,609,069
Compensation Actually Paid	$813,879,588

Non-PEO NEO Average Total Compensation Amount	$ 16,053,492	23,541,480	16,323,792	12,145,914	8,058,186
Non-PEO NEO Average Compensation Actually Paid Amount	$ 100,647,684	61,685,286	14,485,907	31,768,696	56,805,285
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth the adjustments made during our fiscal 2026 presented in the table to calculate the “Average Compensation Actually Paid” to our non-PEO NEOs for fiscal 2026.
Non-PEO NEOs

2026
Average Total Reported in SCT for the covered fiscal year	$16,053,492
Less, average grant date fair value of equity awards reported in SCT for the covered fiscal year	(14,993,067)
Plus, average fair value (as of the end of the covered fiscal year) of equity awards granted in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year, computed in accordance with ASC Topic 718	57,113,283
Plus, average change in fair value (from the end of the prior fiscal year to the end of the covered fiscal year) of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, computed in accordance with ASC Topic 718	30,163,503
Plus, average fair value (as of the vesting date) of equity awards that are granted and vested in the covered fiscal year, computed in accordance with ASC Topic 718	-
Plus, average change in fair value (from the end of the prior fiscal year to the vesting date) of equity awards granted in any prior fiscal year that vested in the covered fiscal year, computed in accordance with ASC Topic 718	15,379,793
Less, average fair value (as of the end of the prior fiscal year) of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year, computed in accordance with ASC Topic 718	(3,069,320)
Total Adjustments	84,594,192
Average Compensation Actually Paid	$100,647,684

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP vs NGS ARR
Tabular List, Table
•Relative TSR Percentile Rank, which is how the Company’s TSR compares to the TSRs of the companies that are a component of the S&P 500 Index on the last day of the applicable performance period
•NGS ARR
•Annual Non-GAAP EPS
•Organic Revenue
•Organic Operating Margin

Total Shareholder Return Amount	$ 498.93	261.02	244.13	187.92	125.07
Peer Group Total Shareholder Return Amount	252.91	200.37	162.04	119.86	94.49
Net Income (Loss)	$ 306,600,000	$ 1,133,900,000	$ 2,577,600,000	$ 439,700,000	$ (267,000,000.0)
Company Selected Measure Amount	9,100,000,000	5,600,000,000	4,200,000,000	3,000,000,000.0	1,900,000,000
PEO Name	Nikesh Arora	Nikesh Arora	Nikesh Arora	Nikesh Arora	Nikesh Arora
Measure:: 1
Pay vs Performance Disclosure
Name	NGS ARR
Non-GAAP Measure Description	We have selected NGS ARR as the Company-Selected Measure because NGS ARR is an operating metric that we use to assess the strength and trajectory of our business. Given this, NGS ARR was utilized as a financial performance measure in the PSUs granted in fiscal 2026. NGS ARR represents the annualized allocated revenue of all active contracts as of the final day of the reporting period related to all product, subscription and support offerings, excluding revenue from hardware products, and legacy attached subscriptions, support offerings and professional services. The scope of products, subscriptions, and support offerings that contribute to NGS ARR will generally increase over time as we introduce or acquire new next-generation products, subscriptions, and support offerings.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR Percentile Rank, which is how the Company’s TSR compares to the TSRs of the companies that are a component of the S&P 500 Index on the last day of the applicable performance period
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Non-GAAP EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Organic Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Organic Operating Margin
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 733,609,069
PEO | Less, grant date fair value of equity awards reported in SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,937,806)
PEO | Plus, fair value of equity awards granted in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,831,336
PEO | Plus, change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,091,764
PEO | Plus, fair value (as of the vesting date) of equity awards that are granted and vested in the covered fiscal year, computed in accordance with ASC Topic 718 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Plus, change in fair value of equity awards granted in any prior fiscal year that vested in the covered fiscal year, computed in accordance with ASC Topic 718 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,623,775
PEO | Less, fair value of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year, computed in accordance with ASC Topic 718 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,594,192
Non-PEO NEO | Less, grant date fair value of equity awards reported in SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,993,067)
Non-PEO NEO | Plus, fair value of equity awards granted in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,113,283
Non-PEO NEO | Plus, change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,163,503
Non-PEO NEO | Plus, fair value (as of the vesting date) of equity awards that are granted and vested in the covered fiscal year, computed in accordance with ASC Topic 718 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Plus, change in fair value of equity awards granted in any prior fiscal year that vested in the covered fiscal year, computed in accordance with ASC Topic 718 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,379,793
Non-PEO NEO | Less, fair value of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year, computed in accordance with ASC Topic 718 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,069,320)